Rule 24f-2 Notice
Liberty - Stein Roe Investment Trust
File #33-11351

1.      Liberty-Stein Roe Investment Trust
        One Financial Center
        Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:


        Stein Roe Asia Pacific Fund Class S
        Stein Roe Balanced Fund Class S
        Stein Roe Growth Stock Fund Class S
        Stein Roe Capital Opportunities Fund Class S
        Stein Roe Disciplined Stock Fund Class S
        Stein Roe International Fund Class S
        Stein Roe Young Investor Fund Class S
        Liberty Midcap Growth Fund Classes A, B, C, S, Z
        Stein Roe Large Company Focus Fund Class S
        Liberty Growth Investor Fund Classes A, B, C, S, Z
        Stein Roe Small Company Growth Fund Class S
        Liberty Value Opportunities Fund Classes A, B, C, S, Z


3.      Investment Company Act File #           811-4978

        Securities Act File Number #            33-11351

4.      Last day of fiscal year for which this notice
        is filed:               9/30/00

5.      Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 2,477,996,373.04

(ii)            Aggregate price of securities redeemed or
                repurchased during the fiscal year:     $ 2,675,135,224.59

(iii)   Aggregate price of shares redeemed or
                repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                to the Commission:      $0.00

(iv)            Total available redemption credits:     $ 2,675,135,224.59

(v)             Net sales:      $0.00

(vi)            Redemption credits available for use in future
                years:  $   197,138,851.55

(vii)   Multiplier for determining registration fee:            0.0000278

(viii)Registration fee due:             $            0.00

6.      Prepaid Shares

        If the response to Item 5(i) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities(number of shares or other units)
        deducted here:          0
        If there is a number of shares or other units
        that were registered pursuant to rule 24e-2
        remaining unsold at the end of the fiscal year
        for which this form is filed that are available
        for use by the issuer in future fiscal years,
        then state that number here:            0

7.      Interest due -- if this form is being filed more
        than 90 days after the end of the issuer's fiscal
        year:           0

8.      Total of the amount of the registration fee due
        plus any interest due:          0

9.      Date the registration fee and any interest payment
        was sent to the Commission's lockbox depository:              12/28/00

        Method of Payment:              No Payment Due


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




By ________________________
Gail Knudsen
Vice President
December 28, 2000